Retirement Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Percentage of employer's contribution on employee's base salary	2.00%		2.00%
Contribution expense	$ 43	$ 20	$ 26	$ 16	$ 15